[logo] Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 1476, Baltimore, MD 21203-1476
410 o 539 o 0000



                                                     May 4, 2005


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room


         Re:      Legg Mason Growth Trust, Inc.
                  1933 Act File No. 33-89090
                  1940 Act File No. 811-8966


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectuses and Statement of Additional Information with respect to the above-referenced fund do not differ from that filed in Post-Effective Amendment No. 19 that was filed electronically on April 29, 2005.

                                                     Very truly yours,

                                                     /s/ Richard M. Wachterman

                                                     Richard M. Wachterman
                                                     Associate General Counsel


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